Shareholder Report, Line Graph And Average Annual Return (Details) - BNY Mellon Intermediate Municipal Bond Fund, Inc. - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014
BNY Mellon Intermediate Municipal Bond Fund, Inc.
Account Value [Line Items]
Line Graph and Table Measure Name		BNY Mellon Intermediate Municipal Bond Fund, Inc.
Account Value		$ 11,943	$ 11,943	$ 11,943	$ 11,634	$ 11,554	$ 12,382	$ 11,782	$ 11,534	$ 10,903	$ 10,869	$ 10,738	$ 10,200	$ 10,000
Average Annual Return, Percent		2.66%	0.70%	1.79%
Bloomberg U.S. Municipal Bond Index (broad-based index)*
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Municipal Bond Index (broad-based index)
Account Value		$ 12,488	$ 12,488	$ 12,488	12,163	12,104	12,986	12,398	11,923	11,206	11,083	10,924	10,318	10,000
Average Annual Return, Percent	[1]	2.67%	0.93%	2.25%
Bloomberg Municipal Bond: 7 Year Index (6-8)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond: 7 Year Index (6-8)
Account Value		$ 12,038	$ 12,038	$ 12,038	$ 11,858	$ 11,727	$ 12,482	$ 12,061	$ 11,583	$ 10,877	$ 10,920	$ 10,729	$ 10,212	$ 10,000
Average Annual Return, Percent		1.52%	0.77%	1.87%

[1]

In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of May 31, 2024.